UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.3%
Long-Term Municipal Bonds - 97.3%
Arizona - 79.4%
Arizona COP
AGM Series 2008A
5.00%, 9/01/24	$6,000	$6,625,560
Arizona Dept of Admin Svc (Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,713,280
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,044,560
Arizona Hlth Fac Auth (Catholic Healthcare West)
Series 2009D
5.00%, 7/01/28	1,000	1,055,520
Arizona St Univ
5.00%, 8/01/33	2,050	2,290,731
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	2,200,198
Arizona Trnsp Brd Hwy
Series 2011A
5.25%, 7/01/29	1,500	1,746,465
Series 2013A
5.00%, 7/01/37	3,000	3,337,980
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	375	350,839
Downtown Phoenix Hotel Corp AZ
FGIC Series 2005A
5.00%, 7/01/29	1,400	1,412,628
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	923	923,877
Estrella Mtn CFD AZ Golf Vlg
Series 2001A
7.875%, 7/01/25	1,765	1,767,965
Glendale AZ Mun Property Corp. (Glendale AZ Excise Tax)
Series 2012C
5.00%, 7/01/38	2,500	2,610,750
Glendale AZ Wtr & Swr
5.00%, 7/01/28	2,000	2,235,720
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	2,160	2,161,318
Greater AZ Dev Auth
NATL Series 2005A
5.00%, 8/01/21	1,600	1,674,976
NATL Series 2005B
5.00%, 8/01/25	4,320	4,517,640
Hassayampa CFD #2 AZ (Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	405	405,207
Maricopa Cnty AZ USD #89 GO
Series 2008C
6.25%, 7/01/26	3,700	4,324,079

	Principal Amount (000)	U.S. $ Value
Mesa AZ Excise Tax
5.00%, 7/01/32	5,000	5,630,400
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,326,920
Nogales AZ Mun Dev Auth Lease (Nogales AZ Lease)
AMBAC Series 05
5.00%, 6/01/15 (Pre-refunded/ETM)	1,000	1,043,950
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
Series 2008A
5.00%, 7/01/26	4,080	4,572,660
Series 2010A
5.00%, 7/01/31	2,000	2,165,460
Phoenix AZ IDA (Arizona Lease- Capitol Mall)
AMBAC
5.00%, 9/15/25	5,935	6,229,851
Phoenix AZ IDA (Great Hearts Academies)
6.00%, 7/01/32	250	255,430
Phoenix AZ IDA (Higley AZ USD #60 Lease)
5.00%, 12/01/32	3,500	3,737,475
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,500,990
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/26	1,000	1,141,590
AGM
5.00%, 7/01/25	2,000	2,280,320
Pima County Regional Transportation Auth
5.00%, 6/01/26	4,000	4,617,280
Pinal Cnty AZ IDA (Florence West Prison Proj)
ACA Series 2006A
5.25%, 10/01/22	1,400	1,432,018
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009A
5.00%, 1/01/29	3,400	3,845,740
Series 2012A
5.00%, 12/01/29	1,500	1,734,990
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,349,671
Series 2007
5.00%, 12/01/37	1,000	1,099,500
Scottsdale AZ IDA (Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,606,155
AGM
5.00%, 9/01/35	1,500	1,589,520
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	510	512,677

	Principal Amount (000)	U.S. $ Value
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	827	827,447
Tucson AZ Arpt Auth
AMBAC Series 01
5.35%, 6/01/31	6,475	6,495,526
Tucson AZ IDA (Univ of AZ/Marshall Foundation)
AMBAC Series 2002A
5.00%, 7/15/32	985	985,315
Tucson AZ Wtr Sys
5.00%, 7/01/28-7/01/29	2,360	2,635,867

		107,016,045

District of Columbia - 1.8%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	2,040	2,389,799

Florida - 1.6%
Orlando FL Tourist Dev Tax
Series 2014A
5.25%, 11/01/33	1,820	2,112,419

Illinois - 4.4%
Chicago IL Wtr
5.00%, 11/01/28	2,000	2,189,280
Cook Cnty IL Forest Presv Dist
Series 2012C
5.00%, 12/15/32	2,360	2,621,063
Metro Pier & Expo Auth IL Spl Tax
Series 2012B
5.00%, 12/15/28	1,000	1,107,680

		5,918,023

Massachusetts - 0.8%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32	1,000	1,141,280

New York - 2.0%
New York St Dormitory Auth (New York St Pers Income Tax)
Series 20144
17.836%, 12/15/20 (a)(b)	1,190	1,852,640
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	820	902,131

		2,754,771

Puerto Rico - 4.9%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	2,390	1,060,013
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	575	444,067

	Principal Amount (000)	U.S. $ Value
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,858,803
5.125%, 12/01/27	385	394,513
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 2000A
6.125%, 11/15/30	1,500	1,506,045
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/18	1,855	1,283,882

		6,547,323

Texas - 2.4%
Austin TX Wtr & Wstwtr Sys
Series 2013A
5.00%, 11/15/28	1,460	1,678,445
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	840	996,668
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	420	492,127

		3,167,240

Total Municipal Obligations (cost $127,184,428)		131,046,900

	Shares
SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (c) (cost $1,523,775)	1,523,775	1,523,775

Total Investments - 98.4% (cost $128,708,203) (d)		132,570,675
Other assets less liabilities - 1.6%		2,143,918

Net Assets - 100.0%		$134,714,593

(a)	Variable rate coupon, rate shown as of June 30, 2014.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of this security amounted to $1,852,640 or 1.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,410,040 and gross unrealized depreciation of investments was $(2,547,568), resulting in net unrealized appreciation of $3,862,472.

As of June 30, 2014, the Fund held 32.4% of net assets in insured bonds (of this amount 2.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
USD	-	Unified School District

Arizona Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$120,912,057		$10,134,843		$131,046,900
Short-Term Investments		1,523,775		– 0	–	– 0	–	1,523,775

Total Investments in Securities		1,523,775		120,912,057		10,134,843		132,570,675
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,523,775		$120,912,057		$10,134,843		$132,570,675

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$12,894,560		$12,894,560
Accrued discounts/(premiums)	6,904		6,904
Realized gain (loss)	21,204		21,204
Change in unrealized appreciation/depreciation	178,197		178,197
Purchases	– 0	–	– 0	–
Sales	(2,966,022)		(2,966,022)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$10,134,843		$10,134,843

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$187,636		$187,636

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$10,134,843	Third Party Vendor	Lack of External Credit Rating	$93.56 – 100.53/$99.87

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.4%
Long-Term Municipal Bonds - 99.4%
Massachusetts - 81.7%
Boston MA Wtr & Swr Comm
Series 2009A
5.00%, 11/01/26	$2,000	$2,290,620
Series 2010A
5.00%, 11/01/29-11/01/30	5,000	5,700,070
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,677,453
Massachusetts Bay Trnsp Auth (Massachusetts Bay Trnsp Auth Sales Tax)
Series 2010B
5.00%, 7/01/29	645	733,481
Series 2012B
5.00%, 7/01/28	1,025	1,176,669
Massachusetts Bay Trnsp Auth Sales Tax
Series 2012A
5.00%, 7/01/41	2,850	3,175,299
Massachusetts College Bldg Auth
AMBAC Series 2006A
5.00%, 5/01/16 (Pre-refunded/ETM)	2,635	2,863,086
Massachusetts Com Wlth Trnsp Fund (Massachusetts Gas Tax)
Series 2013
5.00%, 6/01/31	2,500	2,833,275
Massachusetts Dev Fin Agy
5.00%, 9/01/18 (Pre-refunded/ETM)	6,000	7,005,120
AGC Series 2005D
5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,571,955
Massachusetts Dev Fin Agy (Bentley Univ)
5.00%, 7/01/28	4,500	4,831,920
Massachusetts Dev Fin Agy (Berkshire Health Sys)
Series 2012G
5.00%, 10/01/30-10/01/31	3,970	4,255,920
Massachusetts Dev Fin Agy (Boston College)
Series 2010R-1
5.00%, 7/01/31	3,250	3,617,380
Massachusetts Dev Fin Agy (Boston University)
Series 2009V-1
5.00%, 10/01/29	3,300	3,734,214
Massachusetts Dev Fin Agy (Brandeis Univ)
Series 2008N
5.00%, 10/01/26-10/01/27	3,300	3,645,525
Series 2010O-2
5.00%, 10/01/28	3,500	3,943,940
Massachusetts Dev Fin Agy (Children’s Medical Center)
Series 2014P
5.00%, 10/01/34	1,055	1,197,984
Massachusetts Dev Fin Agy (Deerfield Academy)
5.00%, 10/01/30-10/01/40	7,615	8,703,114

	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Massachusetts Clg of Pharmacy)
4.00%, 7/01/32	1,000	1,025,860
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.00%, 7/01/27	1,720	1,840,331
Massachusetts Dev Fin Agy (Olin College)
Series 2013E
5.00%, 11/01/38-11/01/43	7,925	8,691,018
Massachusetts Dev Fin Agy (Sterling & Francine Clark Art Institute)
5.00%, 7/01/31	7,000	7,737,870
Massachusetts Dev Fin Agy (Whitehead Institute)
5.00%, 6/01/26	1,460	1,694,330
Series 2011A
5.00%, 6/01/27-6/01/28	3,225	3,709,255
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,572,267
Massachusetts GO
Series 2008A
5.00%, 9/01/28	2,800	3,159,996
Massachusetts Hlth & Ed Facs Auth
Series 2007L
5.00%, 7/01/16 (Pre-refunded/ETM)	4,665	5,093,807
Massachusetts Hlth & Ed Facs Auth (Berklee College of Music)
Series 2007A
5.00%, 10/01/32	5,000	5,393,500
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 2009A
5.25%, 11/15/23	2,000	2,357,580
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,005	1,040,607
Massachusetts Hlth & Ed Facs Auth (Massachusetts Inst of Tech)
Series 2009O
5.75%, 7/01/26	6,500	7,748,260
Massachusetts Hlth & Ed Facs Auth (Milford Reg Med Ctr)
Series 2007E
5.00%, 7/15/22	1,220	1,271,862
Massachusetts Hlth & Ed Facs Auth (Northeastern Univ)
Series 2010A
5.00%, 10/01/28-10/01/29	7,025	7,727,002
Massachusetts Hlth & Ed Facs Auth (Partners Healthcare Sys)
5.25%, 7/01/29	2,500	2,824,675
Series 2007G-5
5.00%, 7/01/27	2,000	2,198,040

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Sterling & Francine Clark Art Institute)
5.00%, 7/01/30	3,860	4,265,068
Massachusetts Hlth & Ed Facs Auth (Suffolk Univ)
Series 2009A
6.00%, 7/01/24	2,000	2,341,080
Massachusetts Hlth & Ed Facs Auth (Winchester Medical Center)
5.25%, 7/01/38	2,500	2,613,575
Massachusetts Hlth & Ed Facs Auth (Woods Hole Oceanographic)
Series 2008B
5.25%, 6/01/26	1,905	2,111,007
5.375%, 6/01/27	3,060	3,402,689
Massachusetts Port Auth
5.00%, 7/01/32	1,430	1,581,609
Series 2010B
5.00%, 7/01/34	2,750	2,963,593
Massachusetts Port Auth (US Airways)
NATL Series 1996A
5.875%, 9/01/23	2,000	2,006,440
Massachusetts Sch Bldg Auth
NATL Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	7,000	7,377,020
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2011B
5.00%, 10/15/32	3,720	4,211,152
Series 2013A
5.00%, 5/15/32	2,500	2,853,200
Massachusetts Spl Obl (Massachusetts Gas Tax)
AGM Series 2005A
3.86%, 6/01/20 (a)	2,000	2,125,860
Massachusetts Wtr Poll Abatmnt (Massachusetts SRF)
5.00%, 8/01/25	3,000	3,454,380
Series 200410
5.00%, 8/01/24	125	125,476
Series 200612
5.00%, 8/01/16	3,000	3,293,820
Massachusetts Wtr Res Auth
Series 2011B
5.00%, 8/01/26-8/01/29	4,425	5,057,579
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/27	6,000	6,711,900
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,299,760
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
Series 20082
5.00%, 5/01/26-5/01/27	6,000	6,586,977

		204,425,470

	Principal Amount (000)	U.S. $ Value
Arizona - 2.7%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	4,065	4,498,939
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	330	308,738
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,160,754
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	725,670

		6,694,101

California - 0.6%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,055	1,217,312
Series 2008A
5.50%, 8/15/23	360	409,086

		1,626,398

District of Columbia - 0.8%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	1,755	1,961,002

Florida - 1.9%
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	50	50,011
7.10%, 5/01/30 (b)	1,750	1,417,500
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.00%, 10/01/27	3,000	3,351,570

		4,819,081

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	519,840

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	459,275
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	351	356,911

		816,186

Michigan - 0.7%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,605	1,699,518

	Principal Amount (000)	U.S. $ Value
Nevada - 0.3%
Nevada GO
NATL Series 2007B
5.00%, 12/01/25	620	696,514

New Jersey - 1.2%
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2014A
5.00%, 1/01/33	2,580	2,887,846

New York - 3.2%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28	6,065	6,814,270
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,080	1,176,876
New York NY GO (New York NY GO)
Series 2006J
5.00%, 6/01/22	5	5,396

		7,996,542

Ohio - 1.6%
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,946,765

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth
Series 2008W
5.375%, 7/01/23	2,065	915,848
Series 2010 ZZ
5.25%, 7/01/24	3,000	1,330,470
Puerto Rico GO
Series 2006A
5.25%, 7/01/22	500	390,150
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	477,080
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	695	695,855
5.125%, 12/01/27	1,965	2,013,555
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	275	213,936
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/19	1,025	704,688

		6,741,582

Texas - 0.8%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,090	1,293,296
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	545	638,593

		1,931,889

	Principal Amount (000)	U.S. $ Value
Virginia - 0.4%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	1,000	1,036,660

Wisconsin - 0.3%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31 (c)	750	816,465

Total Municipal Obligations (cost $236,272,934)		248,615,859

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $419,078)	419,078	419,078

Total Investments - 99.5% (cost $236,692,012) (e)		249,034,937
Other assets less liabilities - 0.5%		1,139,360

Net Assets - 100.0%		$250,174,297

INTEREST RATE SWAPS

			Rate Type
Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$8,000	12/01/17	SIFMA	*	3.792%	$849,078

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of June 30, 2014.
(b)	Illiquid security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of this security amounted to $816,465 or 0.3% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,322,155 and gross unrealized depreciation of investments was $(3,979,230), resulting in net unrealized appreciation of $12,342,925.

As of June 30, 2014, the Fund held 10.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Massachusetts Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$239,768,863		$8,846,996		$248,615,859
Short-Term Investments		419,078		– 0	–	– 0	–	419,078

Total Investments in Securities		419,078		239,768,863		8,846,996		249,034,937
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	849,078		– 0	–	849,078
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$419,078		$240,617,941		$8,846,996		$249,884,015

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$8,916,723		$8,916,723
Accrued discounts/(premiums)	(20,952)		(20,952)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(88,775)		(88,775)
Purchases	50,000		50,000
Sales	(10,000)		(10,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$8,846,996		$8,846,996

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(88,775)		$(88,775)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$8,846,996	Third Party Vendor	Lack of External Credit Rating	$81.00 – 109.19/$101.68

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 97.6%
Michigan - 77.5%
Detroit MI City SD GO
Series 2012A
5.00%, 5/01/31	$2,365	$2,512,671
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	2,136,080
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/32	2,000	1,969,680
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,893,143
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	2,250	2,531,992
Grand Rapids MI Santn Swr
5.00%, 1/01/30	1,180	1,359,631
Holland MI Elec
Series 2014A
5.00%, 7/01/33	1,250	1,405,000
Lansing MI Cmnty Clg GO
5.00%, 5/01/32	1,240	1,370,808
Michigan Federal Hwy Grant
AGM
5.25%, 9/15/26	3,500	3,873,765
Michigan Finance Auth (Michigan SRF)
5.00%, 10/01/30	1,000	1,144,290
Michigan Finance Auth (Oakwood Obl Grp)
5.00%, 8/15/31	1,500	1,594,725
Michigan Finance Auth (Public Lighting Authority)
5.00%, 7/01/31 (a)	1,165	1,247,307
Michigan HDA MFHR (Danbury Manor Apts)
Series 2002A
5.30%, 6/01/35	2,350	2,381,419
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	1,600	1,677,488
Michigan Hosp Fin Auth (Trinity Health Credit Group)
Series 2010A
5.00%, 12/01/27	1,000	1,139,600
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,875	1,985,419
Michigan State Univ
Series 2013A
5.00%, 8/15/38	2,000	2,220,820
Michigan Strategic Fund (Detroit Renewable Pwr Proj)
8.50%, 12/01/30 (b)	650	654,927

	Principal Amount (000)	U.S. $ Value
Michigan Strategic Fund (Evangelical Homes of Michigan Hall)
5.50%, 6/01/47	500	497,710
Michigan Strategic Fund (Michigan Lease House of Rep Fac)
5.25%, 10/15/31	2,150	2,381,190
Michigan Tech Univ
Series 2012A
5.00%, 10/01/26	1,550	1,726,933
Michigan Trunk Line Spl Tax
5.00%, 11/15/30	1,000	1,133,390
Oakland Univ
5.00%, 3/01/27-3/01/32	2,600	2,853,323
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	1,047,312
Plymouth-Canton MI SD GO
Series 2012A
5.00%, 5/01/25	1,425	1,654,810
Southfield MI Lib Bldg Auth
NATL
5.00%, 5/01/25	3,340	3,450,654

		47,844,087

Arizona - 0.3%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	205	191,792

Florida - 3.4%
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	50	50,011
7.10%, 5/01/30 (c)	1,835	1,486,350
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	500	541,360

		2,077,721

Georgia - 2.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2014B
5.00%, 1/01/32	1,250	1,416,550

Illinois - 1.2%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1- Deercrest)
Series 03
6.625%, 3/01/33	474	407,232
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	350	355,894

		763,126

Massachusetts - 0.8%
Massachusetts Dev Fin Agy (Merrimack College)
Series 2012A
5.25%, 7/01/42	450	464,819

	Principal Amount (000)	U.S. $ Value
New York - 1.8%
New York NY Mun Wtr Fin Auth
Series 2014D
5.00%, 6/15/39	1,000	1,107,370

Puerto Rico - 8.3%
Puerto Rico Elec Pwr Auth
Series 2008W
5.375%, 7/01/23	1,120	496,731
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,217,491
5.125%, 12/01/27	145	148,583
Puerto Rico Ind Tour Ed Med Envrn Auth (Ascension Health)
Series 2000A
6.125%, 11/15/30	3,000	3,012,090
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	275	213,936
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,184

		5,119,015

Tennessee - 0.7%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	400	436,308

Texas - 1.3%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	470	557,660
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	235	275,356

		833,016

Total Municipal Obligations (cost $60,001,149)		60,253,804

	Shares
SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $1,792,355)	1,792,355	1,792,355

U.S. $ Value
Total Investments - 100.5% (cost $61,793,504) (e)	62,046,159
Other assets less liabilities - (0.5)%	(296,390)

Net Assets - 100.0%	$61,749,769

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of this security amounted to $654,927 or 1.1% of net assets.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,677,374 and gross unrealized depreciation of investments was $(1,424,719), resulting in net unrealized appreciation of $252,655.

As of June 30, 2014, the Fund held 19.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Michigan Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$54,726,179		$5,527,625		$60,253,804
Short-Term Investments		1,792,355		– 0	–	– 0	–	1,792,355

Total Investments in Securities		1,792,355		54,726,179		5,527,625		62,046,159
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,792,355		$54,726,179		$5,527,625		$62,046,159

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,565,705		$5,565,705
Accrued discounts/(premiums)	6,626		6,626
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(18,706)		(18,706)
Purchases	50,000		50,000
Sales	(76,000)		(76,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$5,527,625		$5,527,625

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(18,706)		$(18,706)

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,527,625	Third Party Vendor	Lack of External Credit Rating	$81.00 – 101.68/$94.40

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.1%
Long-Term Municipal Bonds - 96.1%
Minnesota - 96.1%
Anoka-Hennepin ISD #11 MN COP
Series 2014A
5.00%, 2/01/34	$1,695	$1,869,856
Central MN Muni Pwr Agy
5.00%, 1/01/22-1/01/32	2,850	3,158,333
Chaska MN Elec Sys
Series 2005A
5.25%, 10/01/25	1,000	1,056,140
Farmington MN ISD #190 GO
AGM Series 2005B
5.00%, 2/01/24	3,875	3,979,819
Hennepin Cnty MN Sales Tax (Ballpark Proj)
Series 2008B
5.00%, 12/15/23	3,475	3,945,202
Hutchinson MN Pub Util
Series 2012A
5.00%, 12/01/25	420	483,374
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	650	678,321
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,170	1,226,078
Minneapolis MN Common Bond FD
Series 20102A
6.25%, 12/01/30	1,000	1,195,320
Minneapolis MN Hlth Care Sys (Fairview Health Svcs)
AMBAC Series 2005D
5.00%, 11/15/30	1,000	1,016,460
Minneapolis-St Paul MN Hsg & Redev Auth (Children’s Health Care)
5.25%, 8/15/35	1,000	1,114,200
Series 2010A
5.00%, 8/15/30	1,000	1,026,440
5.25%, 8/15/25	500	577,220
Minneapolis-St Paul MN Intl Arpt
Series 2012B
5.00%, 1/01/29-1/01/31	1,900	2,098,916
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series 2010A
5.00%, 1/01/30	1,250	1,393,187
Minnesota 911 Spl Fee
AGC Series 2009
5.00%, 6/01/21	1,970	2,288,155
Minnesota Agr & Econ Dev Brd (Essentia Health)
AGC Series 2008 C-1
5.50%, 2/15/25	1,000	1,136,050
Minnesota GO
Series 2008A
5.00%, 6/01/21	3,000	3,436,740

	Principal Amount (000)	U.S. $ Value
Minnesota Hgr Ed Fac Auth (Carleton College)
Series 2010D
5.00%, 3/01/30	2,000	2,204,740
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/31	2,770	3,035,449
Minnesota Hgr Ed Fac Auth (St. Catherine Univ)
Series 2012S
5.00%, 10/01/32	1,400	1,465,352
Minnesota Hgr Ed Fac Auth (St. Olaf College)
Series 2010 7-F
5.00%, 10/01/20	700	803,285
Minnesota Hgr Ed Fac Auth (St. Scholastic College)
Series 2010H
5.125%, 12/01/30	1,000	1,076,380
Minnesota Hgr Ed Fac Auth (Univ of St. Thomas MN)
Series 2004 5-Y
5.00%, 10/01/24	1,000	1,009,070
5.25%, 10/01/34	1,000	1,008,640
Series 2009 7-A
5.00%, 10/01/29	1,000	1,095,830
Minnesota Mun Pwr Agy Elec
Series 2004A
5.25%, 10/01/24	500	506,080
Minnesota St Clg & Univ
Series 2013A
4.00%, 10/01/29	3,550	3,780,750
Minnetonka MN MFHR (Archer Heights Apts)
Series 1999A
5.30%, 1/20/27	1,620	1,620,259
No St Paul Maplewd MN ISD #622
AGM Series 2006B
5.00%, 8/01/20	3,425	3,793,119
Northern Mun Pwr Agy MN (Northern Mun Pwr Agy MN Elec)
Series 2010A-2
5.00%, 1/01/23-1/01/24	4,135	4,704,319
Rochester MN Electric Util
Series 2013B
5.00%, 12/01/43	1,000	1,116,810
Rochester MN Hlth Care Fac (Mayo Clinic)
Series 2010D
5.00%, 11/15/38	1,000	1,098,350
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 2004
5.10%, 9/01/14 (Pre-refunded/ETM)	600	604,830
St. Cloud MN Hosp (Centracare Hlth Sys)
Series 2010A
5.125%, 5/01/30	1,500	1,668,360

	Principal Amount (000)	U.S. $ Value
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,278,478
St. Paul MN Hsg & Redev Auth (Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30	1,870	2,053,223
St. Paul MN Port Auth (Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,369,272
St. Paul MN Port Auth (Amherst H Wilder Fndtn)
5.00%, 12/01/29	2,445	2,693,730
St. Paul MN Port Auth (Minnesota Lease St Office Bldg)
Series 2013-3
5.00%, 12/01/24	3,945	4,719,877
St. Paul MN Rec Facs (Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,893,000
Western MN Mun Pwr Agy
Series 2012A
5.00%, 1/01/27-1/01/30	1,515	1,728,524
Series 2014A
5.00%, 1/01/40 (a)	2,500	2,785,750
White Bear Lake MN MFHR (Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	999,910

Total Municipal Obligations (cost $78,760,313)		82,793,198

	Shares
SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (b) (cost $3,087,304)	3,087,304	3,087,304

Total Investments - 99.7% (cost $81,847,617) (c)		85,880,502
Other assets less liabilities - 0.3%		229,480

Net Assets - 100.0%		$86,109,982

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,500	8/01/16	SIFMA	*	4.071%	$294,958

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,292,858 and gross unrealized depreciation of investments was $(259,973), resulting in net unrealized appreciation of $4,032,885.

As of June 30, 2014, the Fund held 14.2% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue

Minnesota Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$82,793,198		$	– 0	–	$82,793,198
Short-Term Investments		3,087,304		– 0	–		– 0	–	3,087,304

Total Investments in Securities		3,087,304		82,793,198			– 0	–	85,880,502
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	294,958			– 0	–	294,958
Liabilities:		– 0	–	– 0	–		– 0	–	– 0	–

Total+		$3,087,304		$83,088,156			– 0	–	$86,175,460

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.2%
Long-Term Municipal Bonds - 98.2%
New Jersey - 70.3%
Bergen Cnty NJ Impt Auth
Series 05
5.00%, 4/01/25 (Pre-refunded/ETM)	$1,555	$1,611,680
Landis NJ Swr Auth
NATL Series 93
9.97%, 9/19/19 (a)	1,600	1,858,256
Middlesex Cnty NJ Impt Auth MFHR (Skyline Tower Apts)
Series 01
5.25%, 7/01/21	675	676,330
Morris-Union NJ Jt Comm COP
AGM
5.00%, 8/01/26	3,320	3,607,412
New Jersey Ed Fac Auth
5.00%, 7/01/15 (Pre-refunded/ETM)	280	293,432
New Jersey Ed Fac Auth (Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,797,450
New Jersey Ed Fac Auth (Princeton Univ)
Series 2005A
5.00%, 7/01/23	3,200	3,323,744
New Jersey Ed Fac Auth (Richard Stockton College)
Series 2008A
5.50%, 7/01/23	4,500	5,165,190
New Jersey EDA
Series 2005O
5.25%, 3/01/15 (Pre-refunded/ETM)	3,200	3,307,808
AGM Series 2007U
5.00%, 9/01/17 (Pre-refunded/ETM)	3,540	4,025,794
New Jersey EDA (Continental Airlines)
5.25%, 9/15/29	1,165	1,217,413
New Jersey EDA (Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	1,000	1,187,370
New Jersey EDA (Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,001,200
Series 02
5.25%, 6/01/24	540	546,021
New Jersey EDA (New Jersey Lease Liberty St PK)
Series 2003A
5.00%, 3/01/24	1,500	1,503,000
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2013
5.00%, 3/01/30	4,000	4,369,760
New Jersey EDA (NYNJ Link LLC)
5.00%, 1/01/28	1,000	1,094,900
5.50%, 1/01/27	1,000	1,142,140

	Principal Amount (000)	U.S. $ Value
New Jersey EDA (The Seeing Eye, Inc.)
5.00%, 6/01/32	4,000	4,249,320
New Jersey Hlth Care Fac Fin Auth
RADIAN Series 2004A
5.25%, 7/01/23 (Pre-refunded/ETM)	2,085	2,538,654
New Jersey Hlth Care Fac Fin Auth (AHS Hospital Corp.)
Series 2008A
5.125%, 7/01/22	1,000	1,090,050
New Jersey Hlth Care Fac Fin Auth (Hackensack Univ Med Ctr)
5.00%, 1/01/34	1,940	2,045,613
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	2,100	2,253,741
New Jersey Hlth Care Fac Fin Auth (Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,502,325
New Jersey Hlth Care Fac Fin Auth (Palisades Med Ctr)
5.25%, 7/01/31	1,800	1,908,522
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NATL Series 2006A
5.00%, 6/15/18	3,400	3,644,834
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011B
5.00%, 6/15/42	3,100	3,249,978
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2013A
5.00%, 1/01/43	5,200	5,637,944
North Hudson Swr Auth NJ
NATL Series 2001A
Zero Coupon, 8/01/24 (Pre-refunded/ETM)	8,875	6,854,429
Rutgers State Univ NJ
Series 2009F
5.00%, 5/01/30	1,000	1,102,940
Series 2013L
5.00%, 5/01/30	4,500	5,170,680
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41	2,000	1,483,600
Union Cnty NJ Impt Auth (Union Cnty NJ GO)
NATL Series 2003A
5.25%, 8/15/23	2,885	2,891,578
Union Cnty NJ Util Auth (Union Cnty NJ)
Series 2011A
5.25%, 12/01/31	4,560	4,895,069

		92,248,177

	Principal Amount (000)	U.S. $ Value
Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	295	275,993

California - 1.4%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,165	1,344,235
Series 2008A
5.50%, 8/15/23	400	454,540

		1,798,775

District of Columbia - 2.7%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	3,070	3,596,413

Florida - 1.7%
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	70	70,015
7.10%, 5/01/30 (b)	2,490	2,016,900
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	140	141,235

		2,228,150

Guam - 0.4%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	516,130

Idaho - 3.0%
Idaho Hsg & Fin Assn (Idaho Fed Hwy Grant)
5.00%, 7/15/31	3,600	3,965,256

Illinois - 1.2%
Chicago IL Wtr
5.00%, 11/01/28	1,000	1,094,640
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	490	498,252

		1,592,892

New York - 10.3%
Metropolitan Trnsp Auth NY
Series 2013C
5.00%, 11/15/32	2,000	2,220,460
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	950	1,035,215
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012D
5.00%, 2/15/29	2,040	2,317,399

	Principal Amount (000)	U.S. $ Value
Port Authority of NY & NJ
5.00%, 7/15/30	4,250	4,800,928
Port Authority of NY & NJ (Jfk International Air Terminal LLC)
NATL Series 97-6
5.75%, 12/01/22	3,175	3,184,112

		13,558,114

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (b)	500	385,690

Pennsylvania - 3.8%
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/28-1/01/29	4,530	4,959,518

Puerto Rico - 2.9%
Puerto Rico Elec Pwr Auth
Series 2008W
5.375%, 7/01/23	2,165	960,199
Puerto Rico GO
Series 2006A
5.25%, 7/01/22	500	390,150
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,312,685
5.125%, 12/01/27	305	312,537
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/20	1,260	861,311

		3,836,882

Total Investments - 98.2% (cost $123,525,055) (c)		128,961,990
Other assets less liabilities - 1.8%		2,367,779

Net Assets - 100.0%		$131,329,769

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	10/21/16	SIFMA	*	4.129%	$281,496

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Variable rate coupon, rate shown as of June 30, 2014.
(b)	Illiquid security.
(c)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,187,123 and gross unrealized depreciation of investments was $(2,750,188), resulting in net unrealized appreciation of $5,436,935.

As of June 30, 2014, the Fund held 22.9% of net assets in insured bonds (of this amount 44.6% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

New Jersey Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$123,035,251		$5,926,739		$128,961,990

Total Investments in Securities		– 0	–	123,035,251		5,926,739		128,961,990
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	281,496		– 0	–	281,496
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$123,316,747		$5,926,739		$129,243,486

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$5,891,416		$5,891,416
Accrued discounts/(premiums)	(5,344)		(5,344)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	667		667
Purchases	70,000		70,000
Sales	(30,000)		(30,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$5,926,739		$5,926,739

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$667		$667

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,926,739	Third Party Vendor	Lack of External Credit Rating	$77.14 – 121.76/$101.23

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.3%
Long-Term Municipal Bonds - 96.3%
Ohio - 79.6%
Akron OH Income Tax
Series 2012A
5.00%, 12/01/31	$4,500	$5,012,145
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,603,494
Central OH Solid Wst Auth
5.00%, 6/01/22 (Pre-refunded/ETM)	315	385,113
AMBAC Series 2004B
5.00%, 12/01/14 (Pre-refunded/ETM)	2,035	2,075,965
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/23	4,000	4,351,800
Cleveland OH GO
5.00%, 12/01/28	2,215	2,498,210
AMBAC Series 04
5.25%, 12/01/14 (Pre-refunded/ETM)	1,200	1,225,140
Cleveland OH Pub Pwr Sys
NATL Series 2006A
5.00%, 11/15/18	2,165	2,337,875
Cleveland OH Wtrworks
NATL Series 2007O
5.00%, 1/01/23	2,500	2,730,825
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,859,975
Cleveland State Univ
5.00%, 6/01/30	3,000	3,279,150
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 2004A
7.125%, 8/01/25 (a)	500	385,690
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.25%, 12/01/25	3,200	3,669,216
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,856,715
Cuyahoga OH CCD
Series 2009C
5.00%, 8/01/24	1,545	1,756,974
Dayton OH Arpt (James M Cox Dayton Intl Arpt)
RADIAN Series 2003A
5.00%, 12/01/23	1,280	1,281,139
Delaware OH CSD GO
NATL Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,340	1,366,693
Franklin Cnty OH Hlth Care Fac (First Community Village)
5.625%, 7/01/47	865	762,662
Franklin Cnty OH MFHR (Agler Green Apts)
Series 2002A
5.65%, 5/20/32	770	770,724
5.80%, 5/20/44	1,150	1,151,116

	Principal Amount (000)	U.S. $ Value
Gallia Cnty OH LSD GO
5.00%, 11/01/29 (b)	2,000	2,286,020
Greater Cleveland RTA OH
NATL Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	1,350	1,376,892
Hamilton Cnty Conv Fac Auth OH (Hamilton Cnty OH)
NATL Series 04
5.00%, 12/01/23	1,330	1,333,152
Hamilton Cnty OH Hlth Care (Life Enriching Communities)
5.00%, 1/01/42	1,625	1,651,991
Hamilton Cnty OH Swr Sys
Series 2013A
5.00%, 12/01/31	4,305	4,949,157
Hamilton OH SD GO
NATL
5.00%, 12/01/24	1,000	1,030,710
Kent State Univ
Series 2012A
5.00%, 5/01/30-5/01/31	4,005	4,492,745
Madeira OH City SD GO
NATL Series 04
5.00%, 12/01/14 (Pre-refunded/ETM)	2,665	2,717,527
Miami Univ OH
5.00%, 9/01/31	1,000	1,113,660
Muskingum Cnty OH Hosp Fac (Genesis Hlth Sys)
5.00%, 2/15/48	1,000	954,600
Northeast OH Reg Swr Dist
5.00%, 11/15/43	3,000	3,330,690
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,042,090
Ohio Bldg Auth
AGM Series 2005A
5.00%, 4/01/15 (Pre-refunded/ETM)	1,500	1,554,105
Ohio Higher Edl Fac Commn
5.00%, 11/01/14 (Pre-refunded/ETM)	1,170	1,188,591
Ohio Higher Edl Fac Commn (Denison Univ)
5.00%, 11/01/32	590	657,809
Ohio St Higher Edl Fac Rev (Univ of Dayton OH)
Series 2011A
5.375%, 12/01/30	750	836,490
Ohio Univ
5.00%, 12/01/32	3,120	3,453,559
Pinnacle Cmnty Infra Fin Auth (Pinnacle Club of Grove City)
Series 2004A
6.00%, 12/01/22	1,448	1,457,224
Riversouth Auth OH
Series 2005A
5.00%, 12/01/15 (Pre-refunded/ETM)	3,590	3,831,643

	Principal Amount (000)	U.S. $ Value
Summit Cnty OH Port Auth
5.00%, 12/01/25	3,760	4,214,283
Toledo-Lucas Cnty OH Port Auth (Cargill, Inc.)
Series 2004B
4.50%, 12/01/15	2,500	2,566,400
Toledo-Lucas Cnty OH Port Auth (Csx Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,588,097
Univ of Cincinnati COP
NATL
5.00%, 6/01/24	4,470	4,586,712
Youngstown OH SD GO
AGM
5.00%, 12/01/14 (Pre-refunded/ETM)	2,155	2,197,928

		96,772,696

Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	285	266,637

California - 0.6%
California GO
5.25%, 4/01/29	5	5,020
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/37 (c)	750	772,403

		777,423

District of Columbia - 1.7%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	1,830	2,044,805

Florida - 1.5%
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	60	60,013
7.10%, 5/01/30 (a)	1,995	1,615,950
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	205	206,808

		1,882,771

Georgia - 0.4%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	519,840

Illinois - 3.1%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 2003
6.625%, 3/01/33	916	786,972
Illinois Toll Highway Auth
Series 2013A
5.00%, 1/01/32	2,250	2,508,390

	Principal Amount (000)	U.S. $ Value
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	503	511,471

		3,806,833

New York - 3.8%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/29	3,365	3,761,936
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	745	819,619

		4,581,555

Pennsylvania - 0.7%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/26	745	811,074

Puerto Rico - 2.4%
Puerto Rico Elec Pwr Auth
Series 2008WW
5.375%, 7/01/24	1,030	456,795
Puerto Rico GO
Series 2006A
5.25%, 7/01/22	500	390,150
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	477,080
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	384,266
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	375	291,731
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	1,350	894,038

		2,894,060

Tennessee - 0.6%
Met Govt Nashville-Dav TN Hlth Ed Fac Bd (Belmont Univ)
5.00%, 11/01/29	630	687,185

Texas - 1.1%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	740	878,017
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	370	433,540

		1,311,557

	Principal Amount (000)	U.S. $ Value
Virginia - 0.6%
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj) 5.00%, 7/01/34	665	689,379

Total Investments - 96.3% (cost $114,670,318) (d)		117,045,815
Other assets less liabilities - 3.7%		4,465,538

Net Assets - 100.0%		$121,511,353

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,600	8/01/16	SIFMA	*	4.071%	$303,385

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Illiquid security.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the market value of this security amounted to $772,403 or 0.6% of net assets.
(d)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,609,502 and gross unrealized depreciation of investments was $(2,234,005), resulting in net unrealized appreciation of $2,375,497.

As of June 30, 2014, the Fund held 27.2% of net assets in insured bonds (of this amount 37.9% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
RTA	-	Regional Transportation Authority
SD	-	School District
SSA	-	Special Services Area

Ohio Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$107,889,748		$9,156,067		$117,045,815

Total Investments in Securities		– 0	–	107,889,748		9,156,067		117,045,815
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	303,385		– 0	–	303,385
Liabilities:		– 0	–	– 0	–	– 0	–	– 0	–

Total+	$	– 0	–	$108,193,133		$9,156,067		$117,349,200

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$11,276,765		$11,276,765
Accrued discounts/(premiums)	(1,853)		(1,853)
Realized gain (loss)	(1,700,000)		(1,700,000)
Change in unrealized appreciation/depreciation	14,155		14,155
Purchases	60,000		60,000
Sales	(493,000)		(493,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$9,156,067		$9,156,067

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$14,294		$14,294

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$9,156,067	Third Party Vendor	Lack of External Credit Rating	$77.14 – 122.26/$95.04

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.8%
Long-Term Municipal Bonds - 99.8%
Pennsylvania - 77.7%
Adams Cnty PA IDA (Gettysburg College)
5.00%, 8/15/25	$1,090	$1,200,722
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
5.00%, 3/01/28	2,500	2,860,325
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	507,235
Allegheny Cnty PA Sani Auth (Allegheny Cnty PA Swr)
NATL Series 2005A
5.00%, 12/01/24	3,490	3,657,869
Bensalem Twp PA SD GO
5.00%, 6/01/30	3,345	3,836,715
Bucks Cnty PA Wtr & Swr Auth
AGM Series 2011A
5.00%, 12/01/29	1,255	1,401,208
Carlisle SD PA GO
5.00%, 9/01/25	4,000	4,620,760
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	300	320,190
Delaware Cnty Auth PA (Elwyn Proj)
5.00%, 6/01/25	1,645	1,699,318
Delaware Cnty PA Reg Wtr Auth
5.00%, 5/01/30	2,070	2,347,670
Delaware Riv Port Auth PA & NJ
Series 2010D
5.00%, 1/01/29	4,470	4,877,172
Lower Paxton TWP PA GO
5.00%, 4/01/44	4,000	4,394,480
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	735	815,460
New Wilmington PA Mun Auth (Westminster College)
RADIAN
5.00%, 5/01/27	1,040	1,061,070
Norristown PA Area SD COP
5.00%, 4/01/32	1,000	1,034,970
Northampton Cnty PA Gen Purp Auth (Lafayette College)
Series 2013A
5.00%, 11/01/32	2,000	2,250,460
Pennsylvania Econ Dev Fin Auth (Amtrak)
Series 2012A
5.00%, 11/01/32	2,000	2,150,640
Pennsylvania GO
Series 2013
5.00%, 4/01/28	2,800	3,239,460
Pennsylvania Hgr Ed Fac Auth (Bryn Mawr College)
5.00%, 12/01/44 (a)	1,000	1,121,550

	Principal Amount (000)	U.S. $ Value
Pennsylvania Hgr Ed Fac Auth (Thomas Jefferson Univ)
5.00%, 3/01/27	1,460	1,602,160
Series 2010
5.00%, 3/01/28	1,390	1,519,312
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania Hlth Sys)
AMBAC Series 2005A
5.00%, 8/15/20	2,000	2,088,820
Pennsylvania IDA
5.50%, 7/01/18 (Pre-refunded/ETM)	130	153,187
Pennsylvania IDA (Pennsylvania SRF)
5.50%, 7/01/23	930	1,033,193
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,566,880
Pennsylvania Turnpike Comm
Series 2010B2
5.00%, 12/01/30 (b)	2,185	2,230,383
Philadelphia PA Gasworks
Series 20109
5.00%, 8/01/30	2,000	2,253,820
Philadelphia PA GO
Series 2014A
5.25%, 7/15/31	2,500	2,802,475
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
5.25%, 7/01/24 (c)	350	278,439
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/26	2,725	2,966,980
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/23	4,000	4,548,480
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	1,075	1,143,187
Pittsburgh PA GO
AGM Series 2006C
5.25%, 9/01/17	2,000	2,190,280
Pittsburgh PA Pub Pkg Auth
NATL Series 2005A
5.00%, 12/01/19	2,435	2,493,245
Reading PA Area Wtr Auth
5.00%, 12/01/31	1,000	1,075,510
State Pub Sch Bldg Auth PA (Colonial Intermediate Unit No. 20)
NATL Series 2005
5.00%, 5/15/26	1,775	1,814,920
Wilkes-Barre PA Fin Auth (Univ of Scranton)
5.00%, 11/01/30	2,500	2,733,350
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	510	535,347

		81,427,242

	Principal Amount (000)	U.S. $ Value
Arizona - 0.2%
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	250	233,892

District of Columbia - 2.9%
District of Columbia Tax Incr
Series 2009B
5.25%, 12/01/26	2,625	3,075,109

Florida - 1.8%
Crossings at Fleming Is CDD FL
Series 2000C
7.05%, 5/01/15	60	60,013
7.10%, 5/01/30 (c)	1,995	1,615,950
Hammock Bay CDD FL
Series 2004A
6.15%, 5/01/24	205	206,808

		1,882,771

Guam - 0.5%
Guam Wtrworks Auth
Series 2005
6.00%, 7/01/25	500	516,130

Illinois - 4.6%
Antioch Vilage IL SSA #1 (Antioch IL SSA#1 - Deercrest)
Series 2003
6.625%, 3/01/33	949	815,324
Chicago IL Wtr
5.00%, 11/01/29	3,235	3,529,029
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	413	419,955

		4,764,308

Massachusetts - 1.6%
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2013A
5.00%, 5/15/32	1,500	1,711,920

New York - 6.2%
New York NY Mun Wtr Fin Auth
Series 2014D
5.00%, 6/15/39	1,000	1,107,370
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/30	1,735	1,980,711
Triborough Brdg & Tunl Auth NY
Series 2011A
5.00%, 1/01/28	3,000	3,419,460

		6,507,541

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 3.4%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/22	800	354,816
Series 2008WW
5.375%, 7/01/24	1,530	678,539
Puerto Rico GO
Series 2006A
5.25%, 7/01/23	500	386,145
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,180	1,209,158
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	300	233,385
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007N
5.50%, 7/01/22	345	274,513
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	655	433,774

		3,570,330

Washington - 0.9%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15	920	964,611

Total Municipal Obligations (cost $102,122,737)		104,653,854

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $316,218)	316,218	316,218

Total Investments - 100.1% (cost $102,438,955) (e)		104,970,072
Other assets less liabilities - (0.1)%		(89,884)

Net Assets - 100.0%		$104,880,188

(a)	When-Issued or delayed delivery security.
(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Illiquid security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,223,531 and gross unrealized depreciation of investments was $(2,692,414), resulting in net unrealized appreciation of $2,531,117.

As of June 30, 2014, the Fund held 16.0% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Pennsylvania Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$99,489,026		$5,164,828		$104,653,854
Short-Term Investments		316,218		– 0	–	– 0	–	316,218

Total Investments in Securities		316,218		99,489,026		5,164,828		104,970,072
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$316,218		$99,489,026		$5,164,828		$104,970,072

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$7,567,046		$7,567,046
Accrued discounts/(premiums)	7,223		7,223
Realized gain (loss)	18,743		18,743
Change in unrealized appreciation/depreciation	51,816		51,816
Purchases	60,000		60,000
Sales	(2,540,000)		(2,540,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$5,164,828		$5,164,828

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$31,483		$31,483

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$5,164,828	Third Party Vendor	Lack of External Credit Rating	$79.55 – 117.84/$91.97

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

June 30, 2014 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 97.2%
Virginia - 72.1%
Arlington Cnty VA IDA MFHR (Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	$1,445	$1,445,549
Chesapeake VA GO
Series 2010D
5.00%, 12/01/25	2,275	2,617,205
Chesterfield Cnty VA EDA (Brandermill Woods)
5.125%, 1/01/43	1,000	983,080
Dulles Town Ctr CDA VA
4.25%, 3/01/26	1,000	978,340
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/28	8,635	9,554,109
Fairfax Cnty VA EDA (Cnty Facilities Proj)
Series 2014A
5.00%, 10/01/34 (a)	1,000	1,142,030
Fairfax Cnty VA EDA (Goodwin House)
5.00%, 10/01/22	1,000	1,086,850
Fairfax Cnty VA IDA (Inova Health Sys)
5.00%, 5/15/25	1,000	1,116,770
Series 2012D
5.00%, 5/15/27	4,000	4,586,920
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	551,160
Hampton VA GO
Series 2010A
5.00%, 1/15/21	1,750	2,003,400
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,455,514
Hanover Cnty VA EDA (Covenant Woods)
Series 2012A
5.00%, 7/01/42	2,000	1,910,160
Harrisonburg VA IDA (Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	7,850	8,417,975
Henrico Cnty VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/30	2,000	2,187,780
Henrico Cnty VA GO
Series 2008A
5.00%, 12/01/26	1,000	1,141,940
Series 2010
5.00%, 7/15/24	6,600	7,646,826
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,327,925
Series 2009A
5.00%, 5/01/27	1,200	1,356,588

	Principal Amount (000)	U.S. $ Value
Isle Wight Cnty VA GO
Series 2008B
6.00%, 7/01/27	3,500	4,108,790
James City Cnty VA EDA (James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,752,112
Leesburg VA GO
Series 2011A
5.00%, 1/15/24	2,040	2,381,761
Lexington VA IDA (Virginia Military Institute)
Series 2006B
5.00%, 12/01/30	3,885	4,263,321
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,286,575
Montgomery Cnty VA IDA (Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,218,560
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	250	283,060
New Port CDA VA
5.50%, 9/01/26 (b)	919	607,781
Newport News VA GO
Series 2014A
5.00%, 7/15/30-7/15/32	2,000	2,343,430
Newport News VA IDA MFHR (Walker Village Apts)
Series 2002A
5.55%, 9/20/34	1,880	1,881,504
5.65%, 3/20/44	1,660	1,661,411
Norfolk VA EDA (Bon Secours Health System, Inc.)
5.00%, 11/01/29	2,200	2,418,152
Northwestern Reg Jail Auth VA
NATL
5.00%, 7/01/15 (Pre-refunded/ETM)	1,500	1,571,955
Prince William Cnty VA IDA (George Mason Univ)
5.50%, 9/01/31	3,750	4,261,950
Reynolds Crossing CDA VA
5.10%, 3/01/21	921	924,592
Richmond VA GO
Series 2009A
5.00%, 7/15/27	1,400	1,604,484
AGM Series 2005A
5.00%, 7/15/15 (Pre-refunded/ETM)	2,500	2,624,600
Richmond VA Pub Util
5.00%, 1/15/28	1,000	1,105,610
Roanoke VA IDA (Carilion Health Sys)
AGM
5.00%, 7/01/27	3,000	3,236,370
Suffolk VA GO
5.00%, 2/01/26	5,060	5,757,015
Series 2010A
5.00%, 8/01/22	2,080	2,414,734

	Principal Amount (000)	U.S. $ Value
NATL
5.00%, 2/01/20	1,290	1,413,698
NATL Series 2007A
5.00%, 2/01/17 (Pre-refunded/ETM)	1,710	1,907,300
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	4,000	2,799,120
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,107,640
Virginia College Bldg Auth
Series 2005A
5.00%, 9/01/15 (Pre-refunded/ETM)	5,890	6,219,840
Virginia College Bldg Auth (Liberty Univ)
5.25%, 3/01/29	5,000	5,637,000
Virginia College Bldg Auth (Roanoke College)
5.00%, 4/01/23	1,000	1,073,030
Virginia College Bldg Auth (Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	5,908,496
Virginia ComWlth Univ Hlth Sys Auth
5.00%, 7/01/27	1,000	1,139,550
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,423,723
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2011B
5.00%, 11/01/26	5,000	5,850,300
Virginia Resources Auth (Virginia SRF)
5.00%, 10/01/25	4,000	4,820,680
Series 2009
5.00%, 10/01/25	3,345	3,896,524
Virginia Small Business Fin Auth (95 Express Lanes LLC Proj)
5.00%, 7/01/34	2,835	2,938,931
Virginia Small Business Fin Auth (Elizabeth River Crossing LLC)
5.25%, 1/01/32	2,500	2,652,300
5.50%, 1/01/42	1,000	1,059,630
Virginia Small Business Fin Auth (Wellmont Hlth Sys Proj)
Series 2007A
5.125%, 9/01/22	710	763,151

		164,828,801

Arizona - 2.4%
Arizona Sports & Tourism Auth
Series 2012A
5.00%, 7/01/29	3,945	4,366,129
Dove Mountain Resort CFD AZ
6.75%, 12/01/16	335	313,416
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	775,147

		5,454,692

	Principal Amount (000)	U.S. $ Value
California - 1.3%
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,910	2,203,854
Series 2008A
5.50%, 8/15/23	660	749,991

		2,953,845

Colorado - 0.6%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/28	1,220	1,344,245

District of Columbia - 7.7%
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	1,565	1,748,700
Metro Washington Arpt Auth VA
Series 2009C
5.125%, 10/01/34	5,130	5,512,441
Series 2012A
5.00%, 10/01/30	2,480	2,738,689
Metro Washington Arpt Auth VA (Dulles Toll Road)
Series 2010B
6.50%, 10/01/44 (c)	4,300	4,162,142
Washington DC Metro Area Trnst Auth
Series 2009A
5.25%, 7/01/27	3,000	3,455,070

		17,617,042

Florida - 0.6%
Pinellas Cnty FL Ed Fac (Barry Univ)
5.00%, 10/01/27	400	433,088
5.25%, 10/01/30	1,000	1,074,630

		1,507,718

Georgia - 0.2%
Atlanta GA Tax Allocation (Eastside Proj)
Series 2005B
5.60%, 1/01/30	500	519,840

Illinois - 0.2%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 2005A
5.95%, 3/01/28	413	419,955

Michigan - 0.7%
Michigan Pub Pwr Agy
Series 2012A
5.00%, 1/01/32	1,575	1,667,752

	Principal Amount (000)	U.S. $ Value
New York - 4.0%
Metropolitan Trnsp Auth NY
Series 2011D
5.00%, 11/15/28-11/15/29	5,745	6,437,942
New York NY GO
Series 2006J
5.00%, 6/01/16 (Pre-refunded/ETM)	1,120	1,220,464
5.00%, 6/01/22	5	5,396
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/28	1,275	1,402,704

		9,066,506

Puerto Rico - 3.9%
Puerto Rico Elec Pwr Auth
NATL Series 2003N
5.25%, 7/01/21	2,000	2,041,020
NATL Series 2007U
5.00%, 7/01/19	3,000	3,058,650
Puerto Rico Govt Dev Bank
Series 2006B
5.00%, 12/01/15	500	477,080
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,580	1,581,943
5.125%, 12/01/27	290	297,166
Puerto Rico Mun Fin Agy
Series 2005A
5.25%, 8/01/23	340	264,503
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/19 (Pre-refunded/ETM)	25	30,184
Univ of Puerto Rico
Series 2006Q
5.00%, 6/01/22	1,740	1,152,315

		8,902,861

Texas - 1.4%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	1,110	1,317,026
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Proj Segment#3)
6.75%, 6/30/43	1,000	1,198,080
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	555	650,310

		3,165,416

Washington - 0.8%
Washington St GO
AGM Series 2005B
5.00%, 7/01/15 (Pre-refunded/ETM)	1,335	1,399,734
Washington St Hgr Ed Fac Auth (Whitworth Univ)
5.00%, 10/01/32	400	427,212

		1,826,946

	Principal Amount (000)	U.S. $ Value
Wisconsin - 1.3%
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,700	2,918,484

Total Municipal Obligations (cost $210,947,020)		222,194,103

	Shares
SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $2,915,014)	2,915,014	2,915,014

Total Investments - 98.5% (cost $213,862,034) (e)		225,109,117
Other assets less liabilities - 1.5%		3,345,104

Net Assets - 100.0%		$228,454,221

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$7,000	12/01/17	SIFMA	*	3.792%	$742,943

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,763,488 and gross unrealized depreciation of investments was $(1,516,405), resulting in net unrealized appreciation of $11,247,083.

As of June 30, 2014, the Fund held 13.3% of net assets in insured bonds (of this amount 24.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Virginia Portfolio

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$215,773,719		$6,420,384		$222,194,103
Short-Term Investments		2,915,014		– 0	–	– 0	–	2,915,014

Total Investments in Securities		2,915,014		215,773,719		6,420,384		225,109,117
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	742,943		– 0	–	742,943
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$2,915,014		$216,516,662		$6,420,384		$225,852,060

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/13	$6,582,073		$6,582,073
Accrued discounts/(premiums)	6,534		6,534
Realized gain (loss)	6,087		6,087
Change in unrealized appreciation/depreciation	532,310		532,310
Purchases	– 0	–	– 0	–
Sales	(706,620)		(706,620)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/14	$6,420,384		$6,420,384

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$511,994		$511,994

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at June 30, 2014:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/14	Valuation Technique	Unobservable Input	Range/ Weighted Average
Long-Term Municipal Bonds	$6,420,384	Third Party Vendor	Lack of External Credit Rating	$66.14 – 113.22/$95.30

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014